Other payables to third parties	12 Months Ended
Dec. 31, 2016
Other payables to third parties
Other payables to third parties

17.  Other payables to third parties

Other payables consisted of the following:

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Payables for project assets	187,230	354,709
Payables for purchase of property, plant and equipment	198,450	330,277
Payable to non-controlling interests of Ningjin Songgong (Refer to Note 1 Organization and principal activities)	—	133,364
Trade finance (1)	—	99,656
Payable for contract termination costs (2)	—	83,244
Logistic charges	50,833	74,662
Capital lease (Refer to Note 16 Other long term liabilities)	12,805	57,889
Reserve for purchase commitments (Refer to Note 7 Inventories)	—	48,906
Payables for land use rights	30,000	30,000
Deposits	21,162	26,639
Miscellaneous tax payables	53,275	27,835
Interest (3)	303,380	—
Others	37,138	56,436

Total other payables	894,273	1,323,617

(1) In November 2016, the Group sold goods to a third party and simultaneously entered into a contract to buy back these goods at same price with premium. The amount is to be paid off on a half-year basis till November 2017. The transaction does not qualify as a sale-buyback transaction and is accounted for as financing transaction.

(2) The Company terminated business relationship with one of its business partner through termination of contract in 2016. The total charge for the contract termination cost was RMB 99,635, which is scheduled to be paid on quarterly basis till December 2017. The Company has paid RMB 16,391 as of December 31, 2016.

(3) The interest was accrued for late payment based on terms of the Original Supply Agreement with Hemlock. For the years ended December 31, 2014 and 2015, the Group accrued late payment interest of RMB 93,797 and RMB 123,524 respectively. As of December 31, 2015, the total accrued interest was RMB 303,380. In 2016, the total interest of RMB 303,380 was reversed with the resolution of the Group’s dispute with Hemlock (Refer to Note 26 Commitments and Contingencies).